Real Estate and Lending Activities (Tables)	3 Months Ended
Mar. 31, 2013
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Assets Acquired

On February 29, 2012, we made loans to and acquired assets from Ernest Health Inc. (“Ernest”) for a combined purchase price and investment of $396.5 million (“Ernest Transaction”), consisting of the following (in thousands):

2012
Net investments in direct financing leases	$200,000
Mortgage loans	100,000
Other loans	93,200
Equity investments	3,300

Total	$396,500

Summary of Status Update on Current Development Projects

See table below for a status update on our current development projects (in thousands):

Property	Location	Property Type	Operator	Original Commitment	Costs Incurred as of March 31, 2013	Estimated Completion Date
Victoria	Victoria, TX	Long-term Acute Care Hospital	Post Acute Medical	$9,400	$4,353	2nd Qtr 2013
Spartanburg	Spartanburg, SC	Rehabilitation Hospital	Ernest Health, Inc.	17,805	7,309	4th Qtr 2013
Post Falls	Post Falls, ID	Rehabilitation Hospital	Ernest Health, Inc.	14,387	1,357	4th Qtr 2013
Oakleaf	Altoona, WI	General Acute Care Hospital	National Surgical Hospitals	33,500	700	1st Qtr 2014
First Choice Emergency Rooms (A)	Various	General Acute Care Hospital	First Choice	100,000	—	Various

				$175,092	$13,719

(A)	Subject to completion of definitive agreements, there is no assurance that this development project will be completed.

Components of Net Investment in Direct Financing Leases

The components of our net investment in DFL consisted of the following (dollars in thousands):

	As of March 31, 2013	As of December 31, 2012
Minimum lease payments receivable	$1,270,401	$1,277,923
Estimated residual values	201,283	201,283
Less: Unearned income	(1,156,045)	(1,164,794)

Net investment in direct financing leases	$315,639	$314,412

Summary of Loans

The following is a summary of our loans (in thousands):

	As of March 31, 2013	As of December 31, 2012
Mortgage loans	$368,650	$368,650
Acquisition loans	98,433	98,433
Working capital and other loans	56,168	57,458
Convertible loan	3,352	3,352

	$526,603	$527,893